Goodwill and Other Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

(8)   Goodwill and Other Intangible Assets, Net

The following table sets forth changes in goodwill during the six months ended June 30, 2022:

(in $ millions)	Amount
Balance as of December 31, 2021	$1,358
Egencia acquisition adjustments (1)	7
Currency translation adjustments	(53)
Balance as of June 30, 2022	$1,312
(1)	Includes adjustment of $6 million related to additional shares issued to Expedia upon finalization of working capital adjustments.

There were no goodwill impairment losses recorded for the three and six months ended June 30, 2022 and 2021 and there are no accumulated goodwill impairment losses as of June 30, 2022.

The following table sets forth the Company’s other intangible assets with definite lives as of June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(65)	$50	$115	$(62)	$53
Corporate client relationships	815	(237)	578	815	(189)	626
Supplier relationship	254	(201)	53	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets	$1,188	$(506)	$682	$1,188	$(442)	$746

Amortization expense relating to definite-lived intangibles was $23 million and $46 million for the three and six months ended June 30, 2022, respectively, and $16 million and $31 million for the three and six months ended June 30, 2021, respectively, which is included in depreciation and amortization in the consolidated statements of operations.